Financial Instruments - Schedule of Fair Values Hierarchy (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrants [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (5,929)	€ (1,446)
Valuation techniques for determining fair value	Fair value is measured using the Binomial Option Pricing Model.	Fair value is measured at trade market.
Warrants [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (3,687)	€ (1,446)
Warrants [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Warrants [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	(2,232)
Swap contracts [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 905
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contracts [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Swap contracts [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	905
Swap contracts [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Swap contracts One [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (36)	€ (331)
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contracts One [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (36)	€ (331)
Financial power swap [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 15,222	€ 13,427
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Financial power swap [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	15,222	€ 13,427
Financial power swap One [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (1,890)
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Financial power swap One [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (1,890)
Swap contracts [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value		€ 862
Valuation techniques for determining fair value		Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contracts [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Swap contracts [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value		862
Swap contracts [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Forward contract [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value		€ (1)
Valuation techniques for determining fair value		Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Forward contract [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	0
Forward contract [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Forward contract [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value		€ (1)